COMMITMENTS AND CONTINGENCIES (Details - Future minimum lease payments) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Nov. 02, 2024	Dec. 31, 2023	Jul. 26, 2021
Current portion	$ (803,536)	$ (798,556)		$ (779,087)
MLA, less current portion	3,767,106	3,867,042		$ 4,228,718
Property Available for Operating Lease [Member]
2025	599,332	798,556
2026	818,518	818,518
2027	838,984	838,984
2028	859,856	859,856
Thereafter	3,183,571	3,183,571
Total undiscounted future minimum lease payments	6,300,261	6,499,485
Less: Impact of discounting	(1,729,619)	(1,833,887)
Total present value of MLA obligation	4,570,642	4,665,598			$ 4,980,104
Current portion	(803,536)	(798,556)
MLA, less current portion	3,767,106	3,867,042
Property Available For Master Lease [Member]
2025	355,751	367,451
2026	527,777	527,777
2027	527,777	527,777
2028	527,777	527,777
Thereafter	703,702	703,702
Total undiscounted future minimum lease payments	2,642,784	2,654,484
Less: Impact of discounting	(517,049)	(562,429)
Total present value of MLA obligation	2,125,735	2,092,057	$ 2,662,282
Current portion	(487,695)	(367,451)
MLA, less current portion	$ 1,638,040	$ 1,724,604